Fair Value Measurements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Nov. 24, 2023	Jul. 24, 2023	Aug. 08, 2022	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted short-term investments	$ 4,250	$ 4,250
Warrants or rights exercise price per share						$ 126
Class A Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants or rights exercise price per share		$ 11.24
Term Loan [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrant liabilities					$ 5,200
Term Loan [Member] | Class A Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants or rights exercise price per share		$ 92.5		$ 20.5	$ 92.5
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrants of rights outstanding	106,667	106,667
Warrants or rights exercise price per share	$ 575	$ 575
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrants of rights outstanding		200,000	200,000
Warrants or rights exercise price per share		$ 575	$ 575
Term Loan Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrant liabilities				$ 800
Restricted short-term investments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted short-term investments	$ 4,300	$ 4,300
Investments maturity date	Jul. 26, 2024	Jul. 26, 2024
Investments interest rate	4.80%	4.80%